Land Use Right - Schedule of Amortization Expense (Details) - Land Use Right [Member]	Jun. 30, 2026 USD ($)
Schedule of Amortization Expense [Line Items]
2026	$ 3,996
2027	7,992
2028	7,992
2029	7,992
2030	7,992
Thereafter	297,730
Total amortization expense	$ 333,694